Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, C1, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 7, 2022 to
PROSPECTUS DATED MARCH 1, 2022
II.  U.S. STRATEGIC EQUITY FUND RISK/RETURN SUMMARY:

(i)
The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub‑section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Share Classes
	A	C	C1	M	R6	S	Y
Advisory Fee	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution (12b‑1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	0.25%	0.75%	1.00%	None	None	None	None
Other Expenses (including shareholder services fees of 0.25% for Class C Shares and Dividend and Interest Expenses on Short Sales of 0.12%)	0.41%	0.66%	0.41%	0.41%	0.26%	0.41%	0.21%
Total Annual Fund Operating Expenses	1.37%	2.12%	2.12%	1.12%	0.97%	1.12%	0.92%
Less Fee Waivers and Expense Reimbursements	(0.26)%	(0.26)%	(0.26)%	(0.36)%	(0.26)%	(0.26)%	(0.24)%
Net Annual Fund Operating Expenses	1.11%	1.86%	1.86%	0.76%	0.71%	0.86%	0.68%

#
Until February 28, 2023, Russell Investment Management, LLC has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent such direct Fund-level expenses exceed 0.56% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b‑1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2023, Russell Investments Fund Services, LLC has contractually agreed to waive 0.12% of its transfer agency fees for Class M Shares and 0.02% of its transfer agency fees for Class A, Class C, Class C1, Class R6 and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses,” “Total Annual Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund.
“Other Expenses” for Class C1, Class R6, and Class Y Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Share Classes
	A	C	C1	M	R6	S	Y
1 Year	$682	$189	$289	$78	$73	$88	$69
3 Years	$960	$639	$639	$320	$283	$330	$269
5 Years	$1,258	$1,115	$1,115	$582	$511	$592	$486
10 Years	$2,105	$2,431	$2,431	$1,331	$1,166	$1,340	$1,109
For Class C1 Shares, you would pay the following if you did not redeem your Shares:

1 Year	3 Years	5 Years	10 Years
$189	$639	$1,115	$2,431

(ii)
The following is added as the last sentence of the first paragraph in the sub‑section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

The Fund may employ long-short equity strategies pursuant to which it sells securities short.

(iii)	The following risk is added to the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

•
Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.

U.S. Strategic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, C1, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 7, 2022 to
PROSPECTUS DATED MARCH 1, 2022
II.  U.S. STRATEGIC EQUITY FUND RISK/RETURN SUMMARY:

(i)
The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub‑section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Share Classes
	A	C	C1	M	R6	S	Y
Advisory Fee	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution (12b‑1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	0.25%	0.75%	1.00%	None	None	None	None
Other Expenses (including shareholder services fees of 0.25% for Class C Shares and Dividend and Interest Expenses on Short Sales of 0.12%)	0.41%	0.66%	0.41%	0.41%	0.26%	0.41%	0.21%
Total Annual Fund Operating Expenses	1.37%	2.12%	2.12%	1.12%	0.97%	1.12%	0.92%
Less Fee Waivers and Expense Reimbursements	(0.26)%	(0.26)%	(0.26)%	(0.36)%	(0.26)%	(0.26)%	(0.24)%
Net Annual Fund Operating Expenses	1.11%	1.86%	1.86%	0.76%	0.71%	0.86%	0.68%

#
Until February 28, 2023, Russell Investment Management, LLC has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent such direct Fund-level expenses exceed 0.56% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b‑1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2023, Russell Investments Fund Services, LLC has contractually agreed to waive 0.12% of its transfer agency fees for Class M Shares and 0.02% of its transfer agency fees for Class A, Class C, Class C1, Class R6 and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses,” “Total Annual Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund.
“Other Expenses” for Class C1, Class R6, and Class Y Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Share Classes
	A	C	C1	M	R6	S	Y
1 Year	$682	$189	$289	$78	$73	$88	$69
3 Years	$960	$639	$639	$320	$283	$330	$269
5 Years	$1,258	$1,115	$1,115	$582	$511	$592	$486
10 Years	$2,105	$2,431	$2,431	$1,331	$1,166	$1,340	$1,109
For Class C1 Shares, you would pay the following if you did not redeem your Shares:

1 Year	3 Years	5 Years	10 Years
$189	$639	$1,115	$2,431

(ii)
The following is added as the last sentence of the first paragraph in the sub‑section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

The Fund may employ long-short equity strategies pursuant to which it sells securities short.

(iii)	The following risk is added to the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

•
Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.